Financial risks	12 Months Ended
Dec. 31, 2019
Financial risks
Financial risks

Note 26 - Financial risks

The objective of Zealand’s financial management policy is to reduce the Group’s sensitivity to fluctuations in exchange rates, interest rates, credit rating and liquidity. Zealand’s financial management policy has been endorsed by Zealand’s Audit Committee and ultimately approved by Zealand’s Board of Directors.

Zealand is exposed to various financial risks, including foreign exchange rate risk, interest rate risk, credit risk and liquidity risk.

Capital structure

Zealand aims to have an adequate capital structure in relation to the underlying operating results and research and development projects, so that it is always possible to provide sufficient capital to support operations and long-term growth targets.

The Board of Directors finds that the current capital and share structure is appropriate for the shareholders and the Group.

Exchange rate risk

Most of Zealand’s financial transactions are in DKK, USD and EUR.

Due to Denmark’s long-standing fixed exchange rate policy vis-à-vis the EUR, Zealand has evaluated that there is no transaction exposure or exchange rate risk regarding transactions in EUR.

Zealand’s milestone payments have been agreed in foreign currencies, namely USD and EUR. However, as milestone payments are unpredictable in terms of timing, the payments are not included in the basic exchange rate risk evaluation.

As Zealand conducts clinical trials and toxicology studies around the world, Zealand will be exposed to exchange rate risks associated with the denominated currency, which is primarily USD based on volume and fluctuations against DKK. To date, Zealand’s policy has been to manage the transaction and translation risk associated with the USD passively, placing the revenue received from milestone payments in USD in a USD account for future payment of Zealand’s expenses denominated in USD, covering payments for the next 12-24 months and thus matching Zealand’s assets with its liabilities.

Up until September 2018, a USD denominated royalty bond was outstanding which up until this point in time established a significant exchange rate risk vs. USD. After redemption of the remaining outstanding amount, USD 24.7 million, Zealand is debt free.

As of December 31, 2019, Zealand holds DKK 306.7 million (DKK 96.5 million) of its cash in USD.

Interest rate risk

Zealand has a policy of avoiding financial instruments that expose the Group to any unwanted financial risks. As of December 31, 2019, Zealand is free of interest bearing debt. Up until the redemption in September 2018 Zealand had a fixed rate royalty bond.

During 2019, all cash has been held in current bank accounts in USD, EUR and DKK. Interest rates on bank deposits in DKK and EUR have been negative since 2018, while USD accounts have generated a low level of interest income.

During 2019 and 2018, Zealand has invested in low risk marketable securities. The Group’s marketable securities portfolio comprises bonds in Danish kroner. The average weighted duration of the bond portfolio on the statement of financial position date was 3 years in both years.

Credit risk

Zealand is exposed to credit risk in respect of receivables, bank balances and bonds. The maximum credit risk corresponds to the carrying amount. Management believes that credit risk is limited, as the counterparties to the trade receivables are large global pharmaceutical companies.

Cash and bonds are not deemed to be subject to credit risk, as the counterparties are banks with investment-grade ratings (i.e. BBB- or higher from Standard & Poor’s).

Liquidity risk

The purpose of Zealand’s cash management is to ensure that the Group has sufficient and flexible financial resources at its disposal at all times.

Zealand’s short-term liquidity is managed and monitored by means of the Company’s quarterly budget revisions to balance the demand for liquidity and maximize the Company’s interest income by matching its free cash in fixed-rate, fixed-term bank deposits and bonds with its expected future cash burn.

Sensitivity analysis

The table shows the effect on profit/loss and equity of reasonably likely changes in the financial variables in the statement of financial position.

	2019		2018
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	30,657	+/-10%	9,627

Contractual maturity (liquidity risk)

A breakdown of the Group’s aggregate liquidity risk on financial assets and liabilities is given below.

The following table details the Group’s remaining contractual maturity for its financial liabilities with agreed repayment periods. The table has been prepared using the undiscounted cash flows for financial liabilities, based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. To the extent that the specific timing of interest or principal flows is dependent on future events, the table has been prepared based on Management’s best estimate of such timing at the end of the reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

With the exception of leasing, there are no interest cash-flows to be included in the table below for the existing financial liabilities as they are not interest-bearing financial liabilities.

DKK thousand	<12 months	1-5 Years	>5 Years	Total
Trade payables	57,533	0	0	57,533
Leasing	7,692	23,359	54,709	85,760
Other liabilities	73,044	0	0	73,044
Total financial liabilities at December 31, 2019	138,269	23,359	54,709	216,337
Trade payables	32,652	0	0	32,652
Other liabilities	80,864	0	0	80,864
Total financial liabilities at December 31, 2018	113,516	0	0	113,516

All cash flows are non-discounted and include all liabilities under contracts.

Interest payments on the royalty bond redeemed in September 2018 were calculated using the fixed interest rate (9.375%) and the expected payback time as of each statement of financial position date.

DKK thousand	2019	2018
Categories of financial instruments
Deposits	9,012	2,762
Trade receivables	751	3,274
Other receivables	7,935	3,368
Cash and cash equivalents	1,081,060	860,635
Financial assets at amortized cost	1,098,758	870,039
Marketable securities	299,448	298,611
Other investments	35,632	32,582
Financial assets measured at fair value through profit or loss	335,080	331,193
Lease liabilities	85,760	0
Trade payables	57,533	32,652
Other liabilities	73,044	80,864
Financial liabilities measured at amortized cost	216,337	113,516

The fair value of securities is based on Level 1 in the fair value hierarchy.

The fair value of other investments is based on level 3 in the fair value hierarchy. Refer to note 15.

The carrying amount of financial assets and financial liabilities approximated the fair value.